Stock-Based Compensation (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock option additional disclosure
Cash received upon exercise of option	$ 2,007,000	$ 4,301,000	$ 369,000
Stock options
Stock based compensation
Vesting period (in years)	four years
Expiration period (in years)	P10Y
Stock option, shares
Outstanding at the beginning of the period (in shares)	10,783
Granted (in shares)	3,371
Exercised (in shares)	(658)
Forfeited (in shares)	(1,529)
Outstanding at the end of the period (in shares)	11,967	10,783
Vested or expected to vest at the end of the period (in shares)	11,382
Options exercisable at the end of the period (in shares)	6,278
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 7.64
Granted (in dollars per share)	$ 4.93
Exercised (in dollars per share)	$ 3.05
Forfeited (in dollars per share)	$ 9.45
Outstanding at the end of the period (in dollars per share)	$ 6.90	$ 7.64
Vested or expected to vest at the end of the period (in dollars per share)	$ 6.93
Options exercisable at the end of the period (in dollars per share)	$ 6.75
Weighted Average Remaining Contractual Term
Outstanding at the beginning of the period (in years)	7.41
Outstanding at the end of the period (in years)	7.33	7.41
Vested or expected to vest at the end of the period (in years)	7.23
Options exercisable at the end of the period (in years)	5.90
Aggregate Intrinsic Value
Outstanding at the beginning of the period	27,743,000
Outstanding at the end of the period	1,434,000	27,743,000
Vested or expected to vest balance at the end of the period	1,429,000
Options exercisable balance at the end of the period	1,406,000
Black-Scholes option-pricing model and assumptions
Risk-free interest rate, low end of the range (as a percent)	1.30%	1.90%	2.70%
Risk-free interest rate, high end of the range (as a percent)	3.00%	3.30%	3.20%
Expected life (in years)	6.25	6.25	6.25
Expected volatility (as a percent)	74.00%	74.00%	73.00%
Expected dividends (as a percent)	0.00%	0.00%	0.00%
Stock option additional disclosure
Weighted average grant date fair value of options granted (in dollars per share)	$ 3.30	$ 6.55	$ 7.24
Intrinsic value of options exercised	3,700,000	26,100,000	1,700,000
Cash received upon exercise of option	$ 2,000,000	$ 4,300,000	$ 400,000
Restricted Stock Units
Stock based compensation
Vesting period (in years)	four years
Restricted stock unit award activity, shares
Non-vested, balance at the beginning of the period (in shares)	203
Granted (in shares)	5,333
Vested (in shares)	(69)
Forfeited (in shares)	(101)
Non-vested balance at the end of the period (in shares)	5,366
Weighted Average Fair Value
Non-vested balance at the beginning of the period (in dollars per share)	$ 10.13
Granted (in dollars per share)	$ 2.51
Vested (in dollars per share)	$ 10.03
Forfeited (in dollars per share)	$ 6.73
Non-vested balance at the end of the period (in dollars per share)	$ 2.62